Deferred Tax Assets - Schedule of Presented the Category of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	$ 596	$ 488
Movement for the year	113	123
Exchange adjustments	29	(15)
Balance at ending	738	596
Tax Losses [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	82	84
Movement for the year	(83)
Exchange adjustments	1	(2)
Balance at ending		82
Depreciation [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	517	358
Movement for the year	190	172
Exchange adjustments	28	(13)
Balance at ending	735	517
Others [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	(3)	46
Movement for the year	6	(49)
Exchange adjustments
Balance at ending	$ 3	$ (3)